Financial Information of L-3 Communications and Its Subsidiaries	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Financial Information of L-3 Communications and Its Subsidiaries

25. Financial Information of L-3 Communications and Its Subsidiaries

Total shareholders’ equity for L-3 Communications equals that of L-3 Holdings, but the components (common stock, additional paid-in capital, treasury stock and retained earnings) are different. The table below presents information regarding the balances and changes in common stock, additional paid-in capital, treasury stock and retained earnings of L-3 Communications for each of the three years ended December 31, 2013.

	L-3 Communications Common Stock		Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
	Shares Issued	Par Value
		(in millions, except shares issued)
Balance at December 31, 2010	100	$—	$4,801	$—	$2,219	$(256)	$6,764
Net income attributable to L-3	—	—	—	—	956	—	956
Contributions from L-3 Holdings	—	—	263	—	—	—	263
Dividends to L-3 Holdings	—	—	—	—	(1,157)	—	(1,157)
Comprehensive loss	—	—	—	—	—	(198)	(198)
Other	—	—	—	—	7	—	7

Balance at December 31, 2011	100	$—	$5,064	$—	$2,025	$(454)	$6,635
Net income attributable to L-3	—	—	—	—	810	—	810
Contributions from L-3 Holdings	—	—	250	—	—	—	250
Dividends to L-3 Holdings	—	—	—	—	(1,064)	—	(1,064)
Comprehensive loss	—	—	—	—	—	(96)	(96)
Net change of equity due to spin-off of Engility	—	—	—	—	(1,063)	—	(1,063)
Other	—	—	—	—	(5)	—	(5)

Balance at December 31, 2012	100	$—	$5,314	$—	$703	$(550)	$5,467
Net income attributable to L-3	—	—	—	—	778	—	778
Contributions from L-3 Holdings	—	—	339	—	—	—	339
Dividends to L-3 Holdings	—	—	—	—	(997)	—	(997)
Comprehensive gain	—	—	—	—	—	440	440
Other	—	—	—	—	(4)	—	(4)

Balance at December 31, 2013	100	$—	$5,653	$—	$480	$(110)	$6,023

The net proceeds received by L-3 Holdings from (i) the sale of its common stock, (ii) exercise of L-3 Holdings’ employee and director stock options, and related tax benefits, and (iii) L-3 Holdings’ common stock contributed to the Company’s savings plans are contributed to L-3 Communications. The amounts paid by L-3 Holdings for dividends and share repurchases are generated from dividends received from L-3 Communications.

L-3 Communications is a 100% owned subsidiary of L-3 Holdings. The debt of L-3 Communications, including the Senior Notes and borrowings under amounts drawn against the Amended and Restated Revolving Credit Facility are guaranteed, on a joint and several, full and unconditional basis, by certain of its domestic subsidiaries (the “Guarantor Subsidiaries”). The debt of L-3 Holdings, including the CODES, are guaranteed on a joint and several, full and unconditional basis, by L-3 Communications and the Guarantor Subsidiaries. See Note 10 for additional information. The foreign subsidiaries and certain domestic subsidiaries of L-3 Communications (the “Non-Guarantor Subsidiaries”) do not guarantee the debt of L-3 Communications or L-3 Holdings. None of the debt of L-3 Communications has been issued by its subsidiaries. There are no restrictions on the payment of dividends from the Guarantor Subsidiaries to L-3 Communications.

Under the terms of the indentures governing the Senior Notes, the guarantees of the Senior Notes will automatically and unconditionally be released and discharged: (1) upon the release of all guarantees of all other outstanding indebtedness of L-3 Communications Corporation, or (2) upon the determination that such guarantor is no longer a “domestic subsidiary”. Under the terms of the indenture governing the CODES, the guarantees of the CODES will be automatically and unconditionally released and discharged: (1) upon the release of guarantees of all other outstanding indebtedness of L-3 Holdings and its subsidiaries (other than a foreign subsidiary) or (2) upon the designation of such guarantor as an “excluded subsidiary.” In addition, the guarantees of the Senior Notes and the CODES will unconditionally be released and discharged in the event of a sale or other disposition of all of the assets of any guarantor, by way of merger, consolidation or otherwise, or a sale or other disposition of all of the capital stock of such guarantor.

In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying condensed combining financial statements based on Rule 3-10 of SEC Regulation S-X. The Company does not believe that separate financial statements of the Guarantor Subsidiaries are material to users of the financial statements.

The following condensed combining financial information presents the results of operations, financial position and cash flows of (1) L-3 Holdings, excluding L-3 Communications and its consolidated subsidiaries (the “Parent”), (2) L-3 Communications, excluding its consolidated subsidiaries, (3) the Guarantor Subsidiaries, (4) the Non-Guarantor Subsidiaries and (5) the eliminations to arrive at the information for L-3 on a consolidated basis.

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Balance Sheets:
At December 31, 2013:
Current assets:
Cash and cash equivalents	$—	$258	$—	$261	$(19)	$500
Billed receivables, net	—	364	425	226	—	1,015
Contracts in process	—	951	1,209	364	—	2,524
Other current assets	—	281	160	169	—	610

Total current assets	—	1,854	1,794	1,020	(19)	4,649
Goodwill	—	2,335	4,325	1,136	—	7,796
Other assets	—	807	529	228	—	1,564
Investment in and amounts due from consolidated subsidiaries	6,712	7,007	3,713	—	(17,432)	—

Total assets	$6,712	$12,003	$10,361	$2,384	$(17,451)	$14,009

Current liabilities	$—	$909	$1,005	$628	$(19)	$2,523
Amounts due to consolidated subsidiaries	—	—	—	246	(246)	—
Other long-term liabilities	—	1,441	193	124	—	1,758
Long-term debt	689	3,630	—	—	(689)	3,630

Total liabilities	689	5,980	1,198	998	(954)	7,911

L-3 shareholders’ equity	6,023	6,023	9,163	1,386	(16,572)	6,023
Noncontrolling interests	—	—	—	—	75	75

Total equity	6,023	6,023	9,163	1,386	(16,497)	6,098

Total liabilities and equity	$6,712	$12,003	$10,361	$2,384	$(17,451)	$14,009

At December 31, 2012:
Current assets:
Cash and cash equivalents	$—	$246	$—	$242	$(139)	$349
Billed receivables, net	—	290	441	237	—	968
Contracts in process	—	948	1,306	343	—	2,597
Other current assets	—	245	158	188	—	591

Total current assets	—	1,729	1,905	1,010	(139)	4,505
Goodwill	—	2,038	4,626	1,112	—	7,776
Other assets	—	734	565	211	—	1,510
Investment in and amounts due from consolidated subsidiaries	6,156	7,163	3,286	128	(16,733)	—

Total assets	$6,156	$11,664	$10,382	$2,461	$(16,872)	$13,791

Current liabilities	$—	$823	$1,205	$658	$(139)	$2,547
Other long-term liabilities	—	1,745	210	117	—	2,072
Long-term debt	689	3,629	—	—	(689)	3,629

Total liabilities	689	6,197	1,415	775	(828)	8,248

L-3 shareholders’ equity	5,467	5,467	8,967	1,686	(16,120)	5,467
Noncontrolling interests	—	—	—	—	76	76

Total equity	5,467	5,467	8,967	1,686	(16,044)	5,543

Total liabilities and equity	$6,156	$11,664	$10,382	$2,461	$(16,872)	$13,791

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Statements of Operations:
For the year ended December 31, 2013:
Net sales	$—	$3,839	$6,805	$2,372	$(387)	$12,629
Cost of sales	(59)	(3,556)	(6,093)	(2,109)	446	(11,371)

Operating (loss) income	(59)	283	712	263	59	1,258
Interest expense	(21)	(176)	—	(1)	21	(177)
Interest and other income (expense), net	—	10	—	5	—	15

(Loss) income from continuing operations before income taxes	(80)	117	712	267	80	1,096
Benefit (provision) for income taxes	22	(33)	(201)	(75)	(22)	(309)
Equity in net income of consolidated subsidiaries	836	694	—	—	(1,530)	—

Net income	778	778	511	192	(1,472)	787
Net income attributable to noncontrolling interests	—	—	—	—	(9)	(9)

Net income attributable to L-3	$778	$778	$511	$192	$(1,481)	$778

Comprehensive income attributable to L-3	$1,218	$1,218	$510	$166	$(1,894)	$1,218

For the year ended December 31, 2012:
Net sales	$—	$3,747	$7,506	$2,276	$(383)	$13,146
Cost of sales	(59)	(3,434)	(6,752)	(1,992)	442	(11,795)

Operating (loss) income	(59)	313	754	284	59	1,351
Interest expense	(21)	(183)	—	(1)	21	(184)
Interest and other income (expense), net	—	11	(5)	2	—	8
Debt retirement charge	—	(13)	—	—	—	(13)

(Loss) income from continuing operations before income taxes	(80)	128	749	285	80	1,162
Benefit (provision) for income taxes	26	(39)	(241)	(94)	(26)	(374)
Equity in net income of consolidated subsidiaries	864	689	—	—	(1,553)	—

Income from continuing operations	810	778	508	191	(1,499)	788
Income from discontinued operations, net of income tax	—	32	—	—	—	32

Net income	810	810	508	191	(1,499)	820
Net income attributable to noncontrolling interests	—	—	—	—	(10)	(10)

Net income attributable to L-3	$810	$810	$508	$191	$(1,509)	$810

Comprehensive income attributable to L-3	$714	$714	$510	$219	$(1,443)	$714

For the year ended December 31, 2011:
Net sales	$—	$3,735	$7,573	$2,190	$(340)	$13,158
Cost of sales	(57)	(3,335)	(6,853)	(1,868)	397	(11,716)
Impairment charge	—	(43)	—	—	—	(43)

Operating (loss) income	(57)	357	720	322	57	1,399
Interest expense	(23)	(201)	(1)	(5)	26	(204)
Interest and other income (expense), net	—	14	(15)	4	(3)	—
Debt retirement charge	—	(35)	—	—	—	(35)

(Loss) income from continuing operations before income taxes	(80)	135	704	321	80	1,160
Benefit (provision) for income taxes	20	(34)	(180)	(82)	(20)	(296)
Equity in net income of consolidated subsidiaries	1,016	751	—	—	(1,767)	—

Income from continuing operations	956	852	524	239	(1,707)	864
Income from discontinued operations, net of income tax	—	104	—	—	—	104

Net income	956	956	524	239	(1,707)	968
Net income attributable to noncontrolling interests	—	—	—	—	(12)	(12)

Net income attributable to L-3	$956	$956	$524	$239	$(1,719)	$956

Comprehensive income attributable to L-3	$758	$758	$514	$218	$(1,490)	$758

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Statements of Cash Flows: For the year ended December 31, 2013:
Operating activities:
Net cash from operating activities	$999	$437	$776	$231	$(1,180)	$1,263

Investing activities:
Business acquisitions, net of cash acquired	—	(62)	—	—	—	(62)
Investments in L-3 Communications	(149)	—	—	—	149	—
Other investing activities	—	(88)	(89)	(22)	—	(199)

Net cash used in investing activities	(149)	(150)	(89)	(22)	149	(261)

Financing activities:
Common stock repurchased	(800)	—	—	—	—	(800)
Dividends paid on L-3 Holdings common stock	(199)	—	—	—	—	(199)
Dividends paid to L-3 Holdings	—	(999)	—	—	999	—
Investments from L-3 Holdings	—	149	—	—	(149)	—
Other financing activities	149	575	(687)	(188)	301	150

Net cash used in financing activities	(850)	(275)	(687)	(188)	1,151	(849)

Effect of foreign currency exchange rate changes on cash	—	—	—	(2)	—	(2)

Net (decrease) increase in cash	—	12	—	19	120	151
Cash and cash equivalents, beginning of the year	—	246	—	242	(139)	349

Cash and cash equivalents, end of the year	$—	$258	$—	$261	$(19)	$500

For the year ended December 31, 2012:
Operating activities:
Net cash from operating activities from continuing operations	$1,067	$252	$858	$265	$(1,211)	$1,231

Investing activities:
Business acquisitions, net of cash acquired	—	(348)	—	—	—	(348)
Investments in L-3 Communications	(42)	—	—	—	42	—
Other investing activities	—	225	(59)	(18)	—	148

Net cash used in investing activities from continuing operations	(42)	(123)	(59)	(18)	42	(200)

Financing activities:
Redemption of senior subordinated notes	—	(500)	—	—	—	(500)
Common stock repurchased	(872)	—	—	—	—	(872)
Dividends paid on L-3 Holdings common stock	(195)	—	—	—	—	(195)
Dividends paid to L-3 Holdings	—	(1,067)	—	—	1,067	—
Investments from L-3 Holdings	—	42	—	—	(42)	—
Other financing activities	42	924	(799)	(234)	107	40

Net cash used in financing activities from continuing operations	(1,025)	(601)	(799)	(234)	1,132	(1,527)

Effect of foreign currency exchange rate changes on cash	—	—	—	7	—	7
Net increase in cash and cash equivalents of discontinued operations	—	74	—	—	—	74

Net (decrease) increase in cash	—	(398)	—	20	(37)	(415)
Cash and cash equivalents, beginning of the year	—	644	—	222	(102)	764

Cash and cash equivalents, end of the year	$—	$246	$—	$242	$(139)	$349

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
For the year ended December 31, 2011:
Operating activities:
Net cash from operating activities from continuing operations	$1,157	$476	$792	$220	$(1,414)	$1,231

Investing activities:
Business acquisitions, net of cash acquired	—	(20)	—	—	—	(20)
Investments in L-3 Communications	(55)	—	—	—	55	—
Other investing activities	—	(84)	(75)	(20)	—	(179)

Net cash used in investing activities from continuing operations	(55)	(104)	(75)	(20)	55	(199)

Financing activities:
Proceeds from sale of senior notes	—	1,143	—	—	—	1,143
Redemption of senior subordinated notes and CODES	(11)	(1,150)	—	—	—	(1,161)
Common stock repurchased	(958)	—	—	—	—	(958)
Dividends paid on L-3 Holdings common stock	(188)	—	—	—	—	(188)
Dividends paid to L-3 Holdings	—	(1,157)	—	—	1,157	—
Investments from L-3 Holdings	—	55	—	—	(55)	—
Other financing activities	55	882	(717)	(447)	272	45

Net cash used in financing activities from continuing operations	(1,102)	(227)	(717)	(447)	1,374	(1,119)

Effect of foreign currency exchange rate changes on cash	—	—	—	(4)	—	(4)
Net increase in cash and cash equivalents of discontinued operations	—	248	—	—	—	248

Net (decrease) increase in cash	—	393	—	(251)	15	157
Cash and cash equivalents, beginning of the year	—	251	—	473	(117)	607

Cash and cash equivalents, end of the year	$—	$644	$—	$222	$(102)	$764